CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
(i) Other investments
Other deposits with maturity of more than three months	$ 1,975,646		$ 1,875,026
Other investments - Current	1,975,646		1,875,026
(ii) Cash and cash equivalents
Cash and banks	492,684		371,797
Restricted cash	3,129		30		$ 58
Short-term bank deposits	478,778		772,953
Other deposits with maturity of less than three months	871,422		508,575
Cash and cash equivalents	$ 1,846,013	[1]	$ 1,653,355	[1]	$ 1,276,605	[1]	$ 537,882

[1]	It includes restricted cash of $3,129, $30 and $58 as of December 31, 2023, 2022 and 2021, respectively. In addition, the Company had other investments with a maturity of more than three months for $2,186,420, $1,975,490 and $1,357,484 as of December 31, 2023, 2022 and 2021, respectively.